Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Collaboration agreements	$ 40,898	$ 0	$ 18,230
Licenses	503	605	686
Products & services	105	150	255
Total revenues	$ 41,505	$ 755	$ 19,171